United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES—63.6%
$96,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.678%, 12/8/2008	$96,000,000
1,504,668,000	[2]	Federal Home Loan Bank System Discount Notes, 2.200% - 3.350%, 1/20/2009 - 10/8/2009	1,489,926,554
6,029,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.770% - 4.619%, 12/1/2008 - 2/25/2009	6,029,162,989
1,399,000,000		Federal Home Loan Bank System Notes, 2.250% - 3.050%, 2/6/2009 - 7/9/2009	1,398,730,293
639,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.361% - 1.693%, 12/8/2008 - 12/28/2008	639,447,261
113,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 2.400%, 4/2/2009	113,000,000
1,099,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.600% - 2.760%, 1/16/2009 - 3/2/2009	1,093,735,924
811,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.770% - 3.356%, 12/1/2008 - 2/12/2009	810,816,931
95,394,000		Federal National Mortgage Association Notes, 6.375%, 6/15/2009	97,159,928
		TOTAL GOVERNMENT AGENCIES	11,767,979,880
		REPURCHASE AGREEMENTS--35.1%
$400,000,000		Interest in $2,251,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,251,037,517 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $2,296,058,268.	400,000,000
100,000,000		Interest in $2,052,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,052,051,300 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,101,573,110.	100,000,000
20,000,000	[3]	Interest in $207,000,000 joint repurchase agreement 1.50%, dated 11/20/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $207,465,750 on 1/14/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2037 and the market value of those underlying securities was $213,298,838.	20,000,000
500,000,000		Interest in $1,558,444,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,558,482,961 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,590,279,406.	500,000,000
33,480,000		Interest in $4,000,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $4,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,080,102,000.	33,480,000
800,000,000		Interest in $3,450,000,000 joint repurchase agreement 0.40%, dated 11/26/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,450,191,667 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $3,519,583,046.	800,000,000
100,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $6,120,102,038.	100,000,000
1,000,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,104,167 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/12/2017 and the market value of those underlying securities was $5,100,106,617.	1,000,000,000
200,000,000	[3]	Interest in $1,265,000,000 joint repurchase agreement 1.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,266,229,861 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $1,295,620,430.	200,000,000
1,000,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $6,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $6,120,102,011.	1,000,000,000
900,000,000		Interest in $3,650,000,000 joint repurchase agreement 0.53%, dated 11/25/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,650,268,681 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,233,291,055.	900,000,000
1,000,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,062,500 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,551,787,842.	1,000,000,000
150,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 1.50%, dated 11/3/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $961,240,000 on 12/5/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $981,201,676.	150,000,000
100,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 1.25%, dated 11/3/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $750,963,542 on 12/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $765,950,883.	100,000,000
200,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $1,000,025,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/20/2038 and the market value of those underlying securities was $1,027,244,502.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	6,503,480,000
		TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[4]	18,271,459,880
		OTHER ASSETS AND LIABILITIES – NET—1.3%[5]	237,047,335
		TOTAL NET ASSETS—100%	$18,508,507,215

1	Floating rate note(s) with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note:     The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	18,271,459,880
Level 3 – Significant Unobservable Inputs	---
Total	$18,271,459,880

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009